Victory RS Science and Technology Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P North American Technology Sector Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	27.82%	18.02%	22.54%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	11.90%	0.22%	14.28%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.30%	(0.80%)	11.96%
Class A | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.48%	(0.01%)	11.01%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	16.78%	0.59%	14.23% [1]
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	19.00%	1.65%	15.23%

[1]	Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.